Note Investment Securities Available for Sale (Investment securities available- for-sale - Additional Information) (Detail) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	$ 112,936				$ 112,936	$ 63,363
Other Than Temporary Impairment Losses Investments Portion Recognized In Earnings Net					209	14,445	$ 0
Proceeds from sale of investment securities available for sale					5,259	96,760	310,210
Net (loss) gain and valuation adjustments on investment securities					1,962	141	$ (870)
Puerto Rico States And Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	6,253				$ 6,253	$ 9,378
Puerto Rico States And Political Subdivisions Debt Securities [Member] | AFS Securities Sold [Member]
Schedule of Available-for-sale Securities [Line Items]
Other Than Temporary Impairment Losses Investments Portion Recognized In Earnings Net		$ 209		$ 14,445
Proceeds from sale of investment securities available for sale	882		$ 26,800
Net (loss) gain and valuation adjustments on investment securities	$ 30		$ 100